Derivatives Derivatives Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Receivables from Brokers-Dealers and Clearing Organizations	$ 2.8	$ 5.3
Margin Deposit Assets	2.4	4.1
Increase (Decrease) in Margin Deposits Outstanding	$ (0.3)	$ (1.2)